Investments - Debt and Equity Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	$ 18,974.5	[1]	$ 16,942.1	[1]
Gross Unrealized Gains	1,036.4	[1]	1,924.1	[1]
Gross Unrealized Losses	(280.5)	[1]	(38.4)	[1]
Fair Value	19,730.4	[1]	18,827.8	[1]
Non Credit Related Impairments	22.8		25.2
Net Unrealized Capital (Loss) Gains	6.6		9.6
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Gains	291.3		559.4
Gross Unrealized Losses	(60.3)		(19.4)
Fair Value	3,700.0		4,000.0
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	18,936.0		16,903.8
Gross Unrealized Gains	1,009.9		1,919.0
Gross Unrealized Losses	(276.8)		(35.3)
Fair Value	19,669.1		18,787.5
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	1,396.8		1,413.4
Gross Unrealized Gains	68.7		147.9
Gross Unrealized Losses	(3.0)		(1.8)
Fair Value	1,462.5		1,559.5
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	4,118.5		2,770.9
Gross Unrealized Gains	126.6		267.9
Gross Unrealized Losses	(82.8)		(4.3)
Fair Value	4,162.3		3,034.5
Domestic Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	7,559.0		6,926.2
Gross Unrealized Gains	493.7		871.7
Gross Unrealized Losses	(110.1)		(7.3)
Fair Value	7,942.6		7,790.6
Foreign Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	3,209.6		2,988.1
Gross Unrealized Gains	198.9		391.3
Gross Unrealized Losses	(53.0)		(8.8)
Fair Value	3,355.5		3,370.6
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	928.4		929.5
Gross Unrealized Gains	16.9		49.9
Gross Unrealized Losses	(21.1)		(0.4)
Fair Value	924.2		979.0
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	1,323.5		1,268.7
Gross Unrealized Gains	88.2		149.7
Gross Unrealized Losses	(4.7)	[2]	(1.8)	[2]
Fair Value	1,407.0		1,416.6
Other Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	343.4		517.4
Gross Unrealized Gains	8.3		28.3
Gross Unrealized Losses	(2.1)	[2]	(3.6)	[2]
Fair Value	349.6		542.1
Redeemable Preferred Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	56.8		89.6
Gross Unrealized Gains	8.6		12.3
Gross Unrealized Losses	0		(7.3)
Fair Value	65.4		94.6
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	38.5		38.3
Gross Unrealized Gains	26.5		5.1
Gross Unrealized Losses	(3.7)		(3.1)
Fair Value	$ 61.3		$ 40.3

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 137 for additional information on our accounting for discontinued products). At December 31, 2013, debt and equity securities with a fair value of approximately $3.7 billion, gross unrealized capital gains of $291.3 million and gross unrealized capital losses of $60.3 million and, at December 31, 2012, debt and equity securities with a fair value of approximately $4.0 billion, gross unrealized capital gains of $559.4 million and gross unrealized capital losses of $19.4 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.
[2]	At December 31, 2013 and 2012, we held securities for which we previously recognized $22.8 million and $25.2 million, respectively, of non-credit related impairments in accumulated other comprehensive loss. These securities had a net unrealized capital gain at December 31, 2013 and 2012 of $6.6 million and $9.6 million, respectively.